FINANCIAL RISK MANAGEMENT - Schedule of Contractual Obligations (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	[1]
Disclosure of financial liabilities [line items]
Accounts payable and accrued liabilities	$ 41,297
Debt	111,498
Lease liabilities	1,481
Interest on debt and lease liabilities	11,181
Current income tax liabilities	12,774	$ 811
Purchase obligations	10,109
Rehabilitation provisions	17,751
Total	206,091
Less than 1 Year
Disclosure of financial liabilities [line items]
Accounts payable and accrued liabilities	41,297
Debt	51,498
Lease liabilities	297
Interest on debt and lease liabilities	6,517
Current income tax liabilities	12,774
Purchase obligations	10,109
Rehabilitation provisions	2,024
Total	124,516
1 to 3 years
Disclosure of financial liabilities [line items]
Accounts payable and accrued liabilities	0
Debt	60,000
Lease liabilities	606
Interest on debt and lease liabilities	4,636
Current income tax liabilities	0
Purchase obligations	0
Rehabilitation provisions	10,136
Total	75,378
4 to 5 years
Disclosure of financial liabilities [line items]
Accounts payable and accrued liabilities	0
Debt	0
Lease liabilities	578
Interest on debt and lease liabilities	28
Current income tax liabilities	0
Purchase obligations	0
Rehabilitation provisions	4,778
Total	5,384
More than 5 Years
Disclosure of financial liabilities [line items]
Accounts payable and accrued liabilities	0
Debt	0
Lease liabilities	0
Interest on debt and lease liabilities	0
Current income tax liabilities	0
Purchase obligations	0
Rehabilitation provisions	813
Total	$ 813

[1]	Please refer to Note 28 for information on revised prior period comparatives.